FIRST CHOICE FUNDS TRUST
4400 COMPUTER DRIVE, WESTBOROUGH, MA 01581
GENERAL AND ACCOUNT INFORMATION: 1-888-FIRST16

SUPPLEMENT DATED DECEMBER 6, 1999
TO FIRST CHOICE U.S. TREASURY RESERVE FUND AND
FIRST CHOICE CASH RESERVE FUND PROSPECTUS
DATED DECEMBER 15, 1998

	This Supplement is provided to update, and should be read in conjunction with, the information provided in the U.S. Treasury Reserve Fund and Cash Reserve Fund Prospectus.

Effective December 1, 1999, First Data Investor Services Group, Inc. ("Investor Services Group"), the Funds' administrator and transfer agent, became an affiliate of PNC Bank Corp. and changed its name to PFPC Inc. ("PFPC"). On the same date, Provident Distributors, Inc. replaced First Data Distributors, Inc. as the Funds' distributor.




FIRST CHOICE FUNDS TRUST
4400 COMPUTER DRIVE, WESTBOROUGH, MA 01581
GENERAL AND ACCOUNT INFORMATION: 1-888-FIRST16

SUPPLEMENT DATED DECEMBER 6, 1999
TO FIRST CHOICE EQUITY FUND PROSPECTUS
DATED DECEMBER 15, 1998 AS REVISED ON OCTOBER 22, 1999

	This Supplement is provided to update, and should be read in conjunction with, the information provided in the Equity Fund Prospectus.

Effective December 1, 1999, First Data Investor Services Group, Inc. ("Investor Services Group"), the Funds' administrator and transfer agent, became an affiliate of PNC Bank Corp. and changed its name to PFPC Inc. ("PFPC"). On the same date, Provident Distributors, Inc. replaced First Data Distributors, Inc. as the Funds' distributor.



FIRST CHOICE FUNDS TRUST
4400 COMPUTER DRIVE, WESTBOROUGH, MA 01581
GENERAL AND ACCOUNT INFORMATION: 1-888-FIRST16

SUPPLEMENT DATED DECEMBER 6, 1999
TO STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 15, 1998 AS REVISED ON FEBRUARY 10, 1999

	This Supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

	Effective December 1, 1999, First Data Investor Services Group, Inc. ("Investor Services Group"), the Funds' administrator and transfer agent, became an affiliate of PNC Bank Corp. and changed its name to PFPC Inc. ("PFPC"). On the same date, Provident Distributors, Inc. replaced First Data Distributors, Inc. as the Funds' distributor.

References to the Equity Fund Prospectus dated December 15, 1998 should read as the Equity Fund Prospectus dated December 15, 1998, as revised on October 22, 1999.

Effective October 22, 1999, the Institutional Class shares of the Equity Fund may impose shareholder servicing fees of up to 0.25%.

	The following information replaces similar information found in paragraph 2 of the "Investment Adviser" section beginning on page 12:

From June 2, 1998 through June 30, 1999, the Adviser utilized, as part of the investment process for the Equity Fund, a quantitative model developed by Haugen Custom Financial Systems, a registered investment adviser with offices at 4199 Campus Drive, Suite 350, Irvine, CA 92612. The Adviser paid Haugen Custom Financial Systems a monthly fee at the annual rate of .065% of the Equity Fund's average daily net assets on the first $100 million; .125% of the Equity Fund's average daily net assets on the next $100 million and .03% of the Equity Fund's average daily net assets exceeding $200 million. For the period June 2, 1998 through September 30, 1998, Haugen Custom Financial Systems received fees of $6,666.67.